Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions				12 Months Ended
	Feb. 14, 2024	Jan. 02, 2024	Jan. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares				$ 36	$ 35
Net settlement rights
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)				1,500	52
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, value				$ 0	$ 52
Instruments excluded from calculation, shares (in shares)				0	1,600
Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares		$ 9	$ 9	$ 36	$ 26
Preference shares | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.140
Dividends declared	$ 9